Offerings	Aug. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	4,603,143
Proposed Maximum Offering Price per Unit | pURE	50.02
Maximum Aggregate Offering Price	$ 230,249,213
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,798
Offering Note
(1) Represents additional shares of the Registrant’s common stock reserved for issuance under the 2019 Equity Incentive Plan (“2019 Plan”) resulting from the automatic annual increase in the number of authorized shares reserved and available for issuance under the 2019 Plan.
(2) Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee, on the basis of the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange ("NYSE") on August 13, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	920,628
Proposed Maximum Offering Price per Unit | pURE	42.52
Maximum Aggregate Offering Price	$ 39,145,103
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,406
Offering Note
(1) Represents additional shares of the Registrant’s common stock reserved for issuance under the 2019 Equity Incentive Plan (“2019 Plan”) resulting from the automatic annual increase in the number of authorized shares reserved and available for issuance under the 2019 Plan.
(2) Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee, on the basis of the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange ("NYSE") on August 13, 2026.